Financial assets and liabilities (Details 2) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Reserve For Impairment Of Receivables, Beginning	$ 28,821,000	$ 40,772,000
Increases	2,007,000	13,883,000
Decreases	(10,998,000)	(13,334,000)
Recoveries	(2,563,000)	(12,500,000)
Reserve For Impairment Of Receivables, Ending	17,267,000	28,821,000
Trade and Other Receivables
Statement [Line Items]
Reserve For Impairment Of Receivables, Beginning	28,821,000	28,821,000
Increases	2,007,000
Decreases	(10,998,000)
Recoveries	(2,563,000)
Reserve For Impairment Of Receivables, Ending	$ 17,267,000	$ 28,821,000